REVENUE (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
- Brokerage income and underwriting and placement commissions – third parties	$ 257	$ 54	$ 30
- Brokerage income and underwriting and placement commissions – related parties (Note 16(b))			505
Trading of timepieces - third parties	32,873	13,288	7,386
- Asset management fee – related parties (Note 16(b))	4,236	766	703
- Advisory and consultancy fee – third parties	16,391	18,740	29,700
Total break down of revenue	$ 53,757	$ 32,848	$ 38,324